Revision and Reclassifications of Prior Period Financial Statements - Consolidated Balance Sheets (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Assets
Other assets	$ 734	$ 652
Total assets	307,089	372,120
Liabilities
Reserves for future policy benefits and claims payable	14,255	18,654
Other contract holder funds	57,986	58,494
Total liabilities	297,041	360,084
Total liabilities and equity	$ 307,089	372,120
As Previously Reported
Assets
Other assets		577
Total assets		372,045
Liabilities
Reserves for future policy benefits and claims payable		17,617
Other contract holder funds		59,456
Total liabilities		360,009
Total liabilities and equity		372,045
Impact of Revisions and Reclassifications
Assets
Other assets		75
Total assets		75
Liabilities
Reserves for future policy benefits and claims payable		1,037
Other contract holder funds		(962)
Total liabilities		75
Total liabilities and equity		75
As Revised
Assets
Other assets		652
Total assets		372,120
Liabilities
Reserves for future policy benefits and claims payable		18,654
Other contract holder funds		58,494
Total liabilities		360,084
Total liabilities and equity		$ 372,120